Stock Options and Nonvested Shares - Additional Information (Details)								1 Months Ended				12 Months Ended
	Dec. 28, 2018 shares	Jul. 12, 2017 shares	Nov. 08, 2016 shares	May 31, 2016 USD ($)	Nov. 16, 2015 $ / shares shares	Jul. 01, 2014 USD ($) Affiliate	Jan. 02, 2014 shares	Jul. 01, 2015 USD ($)	Jun. 30, 2014 shares	Nov. 30, 2010 $ / shares shares	Jul. 31, 2007 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $												$ 2,240,512	$ 3,068,213	$ 5,575,877
Number of shares vested																0
Number of affiliates | Affiliate						2
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $												1,769	3,223	5,541	$ 10,200	$ 6,584
Unrecognized share based compensation expenses | $												$ 516
Share based compensation period for recognition												2 years 6 months
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $												$ 139,749	225,864	399,927	267,565
Unrecognized share based compensation expenses | $												$ 46,566
Share based compensation period for recognition												2 years 6 months
Fortune Zhengjin Company Limited
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $												$ 1,240,580	2,056,930	2,787,475	1,965,535	$ 560,187
Unrecognized share based compensation expenses | $												$ 502,607
Share based compensation period for recognition												2 years 6 months
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation available for grant												227,940
Share based compensation arrangement grants in period												2,414,500
Restricted Shares | Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation period for recognition								5 years
Restricted Shares | Employees | Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service						5 years
Share based payment award percentage of net assets granted						10.00%
Share based compensation arrangement by percentage of shares granted						10.00%
Share based compensation arrangement by grants in period fair value | $						$ 28,965
Restricted Shares | Employees | Fortune Zhengjin
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service				5 years				5 years
Share based payment award percentage of net assets granted				5.35%				8.00%
Share based compensation arrangement by percentage of shares granted				5.35%				8.00%
Share based compensation arrangement by grants in period fair value | $				$ 2,460,213		$ 2,464,455		$ 4,681,533
Restricted Shares | Employees | Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based payment award percentage of net assets granted								1.95%
Share based compensation arrangement by percentage of shares granted								1.95%
Share based compensation arrangement by grants in period fair value | $								$ 1,141,124
2004 Stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of ordinary shares authorized																30,688,488
Share based compensation intrinsic value | $													30,659	198,084
Share based compensation arrangement vested in period, fair value | $														1,500,901
2004 Stock incentive plan | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period							1,100,240
Share based compensation for rendering service							3 years
Fair value of restricted shares | $ / shares												$ 1.106
Fair value of restricted shares | $														129,801	$ 324,496
2004 Stock incentive plan | Restricted Shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period												330,085
2007 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $														984,000
Share based compensation arrangement of vested in period																		8,658,048
Fair value of granted share | $ / shares															$ 0.82
2007 Equity Incentive Plan | Nonvested Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period									3,000,000		10,558,493
2007 Equity Incentive Plan | Nonvested Ordinary Shares | Not vested under 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period									1,900,445
2010 Equity Incentive Plan of Rifa Financial Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $																	$ 495,848
Share based compensation arrangement grants in period										1,500
Share based compensation for rendering service										3 years
Fair value of restricted shares | $ / shares										$ 1,188
Fair value of restricted shares										15.00%
Nonvested shares granted percentage of earnings										15.00%
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $												$ 360,884	115,428	174,672
Number of ordinary shares authorized												17,000,000				5,000,000
Share based compensation arrangement vested in period, fair value | $												$ 646,612	$ 174,360	260,944
Share based compensation arrangement of vested in period												200,000
Share based compensation available for grant												5,839,900
Number of options, Granted												280,000	2,690,000
Weighted average grant date fair value | $ / shares												$ 0.32	$ 0.24		$ 0.61
Unrecognized share based compensation expenses | $												$ 209,481
Share based compensation period for recognition												1 year 10 months 24 days
2014 Stock Incentive Plan | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period																3,000,000
Share based compensation for rendering service													3 years			3 years
Number of options, Granted													200,000			30,000
2014 Stock Incentive Plan | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses | $												$ 497,531	$ 682,424	$ 1,091,923
Share based compensation for rendering service	3 years	2 years 6 months	2 years													2 years
Fair value of restricted shares | $ / shares					$ 0.742											$ 0.878
Share based compensation arrangement of vested in period												1,780,000
Unrecognized share based compensation expenses | $												$ 301,802
Share based compensation period for recognition												2 years 11 months 19 days
Share based compensation arrangement grants in period	1,900,000	150,000	200,000		3,800,000							250,885	0			1,780,000
2014 Stock Incentive Plan | Restricted Shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period												90,000
Share based compensation arrangement grants in period												0
2014 Stock Incentive Plan | Restricted Shares | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period															1,150,000
2014 Stock Incentive Plan | Restricted Shares | Consultant [Member] | Share-Based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period																50,000
Share based compensation for rendering service																2 years
2014 Stock Incentive Plan | Restricted Shares | Employee One
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period												0
Share based compensation arrangement grants in period												0
2014 Stock Incentive Plan | Restricted Shares | One Consultant | Share-Based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service																3 years
2014 Stock Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service												3 years	3 years		3 years
Number of options, Granted												280,000	2,490,000		120,000